FEDERAL INCOME TAX (Details)	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Effective rate	29.49%	0.00%	0.00%	35.90%
NATURALSHRIMP INCORPORATED [Member]
Federal Tax statutory rate					21.00%	21.00%
Permanent differences					18.40%	3.46%
Valuation allowance					(39.40%)	(24.46%)
Effective rate					0.00%	0.00%